SPECIAL CASH DIVIDEND TO SHAREHOLDERS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2016	Apr. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Dividends [Line Items]
Aggregate amount of cash dividend paid			$ 12,034		$ 29,692
Special cash dividend in April 2014 [Member]
Dividends [Line Items]
Dividends declared, month and year			2014-04
Cash dividend declared		$ 0.5
Aggregate amount of cash dividend paid					$ 29,635
Special cash dividend in April 2016 [Member]
Dividends [Line Items]
Dividends declared, month and year	2016-04
Cash dividend declared	$ 0.2
Aggregate amount of cash dividend paid			$ 12,034
Dividends Payable			$ 4